SHARE BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2013
SHARE BASED COMPENSATION [Abstract]
Schedule of Outstanding and Vested Stock Options

The following table summarizes information related to the outstanding and vested options at June 30, 2013:

                                                             Outstanding and

                                                              Vested Options

                                                           --------------------

         Number of shares                                       3,900,000

         Weighted average remaining contractual life            1.6 years

         Weighted average exercise price                           $.10

         Number of shares vested                                 939,703

         Aggregate intrinsic value                                 $0

Schedule of Assumptions Used In Valuing Stock Options

The fair value of the options  granted was  estimated as of the grant date using the Black-Scholes option pricing model with the following assumptions:

         Volatility                         76%

         Expected Option Term               1-3 years

         Risk-free interest rate            2.90%

         Expected dividend yield            0.00%